Risk management - NII/NPV-at-Risk banking book per currency - year one (Details) - NII-at-Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ramped unfloored parallel downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ (254)	€ (153)
NPV-at-Risk	1,862	749
Increase of value at risk	100
Ramped unfloored parallel downward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(182)	(146)
NPV-at-Risk	1,319	154
Ramped unfloored parallel downward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	1	(4)
NPV-at-Risk	273	274
Ramped unfloored parallel downward | Other
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(74)	(2)
NPV-at-Risk	269	321
Ramped unfloored parallel upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	298	186
NPV-at-Risk	(3,125)	(2,208)
Ramped unfloored parallel upward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	205	160
NPV-at-Risk	(2,593)	(1,613)
Ramped unfloored parallel upward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(1)	5
NPV-at-Risk	(265)	(266)
Ramped unfloored parallel upward | Other
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	94	21
NPV-at-Risk	€ (267)	€ (329)